Personnel Expenses - Disclosure of Details of Personnel Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [Line Items]
Personnel expenses	₩ 3,874,664	₩ 3,942,097	₩ 2,999,408
Personnel expenses [member]
Statement of comprehensive income [Line Items]
Salaries and wages	2,975,325	3,138,798	2,326,792
Other employee benefits	652,915	589,598	444,090
Contributions to National Pension plan	77,062	68,962	67,241
Expenses related to defined benefit plans and defined contribution plans	₩ 169,362	₩ 144,739	₩ 161,285